Revenues (Details) - Schedule of revenue recognition - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 149,377	$ 163,429
Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	114,662	125,565
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	34,715	37,864
Products [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	100,971	113,073
Products [Member] | Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	100,971	113,073
Services [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	48,406	50,356
Services [Member] | Total revenues recognized at point in time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	13,691	12,492
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of revenue recognition [Line Items]
Total Revenues	$ 34,715	$ 37,864